Long Term Debt - Term Loan Credit Facilities & Revolving Credit Facilities Narrative (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Sep. 30, 2021 USD ($) creditFacility	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche	Jul. 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Aug. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from long-term debt					$ 214,950	$ 248,300	$ 255,200
Number of credit facility amendments | creditFacility				1
Line of credit
Debt Instrument [Line Items]
Unused borrowing capacity					219,453
Pelea, Vasstwo, Eniaprohi and Vassone
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 47,750
Line of credit facility, number of tranches | tranche									2
Proceeds from long-term debt								$ 24,675	$ 23,075
Monagrouli
Debt Instrument [Line Items]
Maximum borrowing capacity																	$ 26,400
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount			$ 5,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 60,000		100,000
Long-term line of credit					5,000	0
Unused borrowing capacity					92,500	25,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity				30,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 30,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 75,000						$ 100,000
Long-term line of credit					5,000	0
Unused borrowing capacity					66,875	$ 50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity																50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka, Maxpente and Shikokuennia | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 50,000
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount	$ 3,663
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 80,000
Long-term line of credit					53,000
Unused borrowing capacity					4,798
Shimafive | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity															25,500
Shimaseven | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 25,500
Pentakomo, Maxdekatria, Gloverthree,and Gloverseven
Debt Instrument [Line Items]
Reduction of unused borrowing capacity, reduction amount		$ 9,050
Pentakomo, Maxdekatria, Gloverthree,and Gloverseven | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity														$ 67,500
Long-term line of credit					46,250
Kastrolem, Marilem and Staloudi | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity													$ 48,000
Kastrolem, Marilem, Staloudi, Maxdeka, Shikoku, Shikokutessera and Glovertwo | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 84,300
Armonikos, Metamou, Vaslem and Stalem | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 50,000
Armonikos, Metamou, Vaslem and Stalem | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit					5,000
Unused borrowing capacity					38,750
Shimanine | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 24,000
Shimanine | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Long-term line of credit					7,200
Unused borrowing capacity					$ 16,530